Balances and Transactions with Related Parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Management fees to DBSI (see Note 12f(1))	$ 180	$ 180	$ 180
Sales to related parties	79	254	106
Purchase from related parties	$ 688	$ 682	$ 847